Related Party Balances and Transactions - Due to related parties (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 447,791	¥ 309,729
Suzhou Zenlead Xpt New Energy Technologies Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	280,421	180,687
Beijing Chehui Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	76,586	25,170
Beijing Xinyi Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	41,869	33,018
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	38,526	36,714
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	3,953	2,598
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	3,007
Beijing Yiche Interactive Advertising Co., Ltd. Shanghai Branch
Related Party Transaction [Line Items]
Amounts due to related parties	1,650	30
Xtronics Innovation Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	1,493
Wistron Info Comm (Kunshan) Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	186	205
Bite Shijie (Beijing) Keji Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	60	1,549
Beijing Yiche Information Technology Cp., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 40	379
Shanghai Yiju Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		3,500
Tianjin Boyou Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		80
Beijing Changxing Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 25,799